Fair Value (Recurring Fair Value Measurements) (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Net Embedded Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	$ (142)	$ (150)